Regulatory Matters and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Matters and Stockholders' Equity [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

					To be Well Capitalized
					under Prompt
			For Capital Adequacy		Corrective Action
	Actual		Purposes		Provision
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)

As of December 31, 2016:
Total capital (to risk-weighted assets)	$107,765	14.12%	≥$61,057	≥8.00%	≥$76,321	≥10.00%
Tier 1 capital (to risk-weighted assets)	101,302	13.27	≥45,793	≥6.00	≥61,057	≥8.00
Common Equity Tier 1 capital (to risk-weighted assets)	101,302	13.27	≥34,344	≥4.50	≥49,609	≥6.50
Tier 1 capital (to average assets)	101,302	9.16	≥44,251	≥4.00	≥55,314	≥5.00

As of December 31, 2015:
Total capital (to risk-weighted assets)	$97,750	17.09%	≥$45,751	≥8.00%	≥$57,189	≥10.00%
Tier 1 capital (to risk-weighted assets)	90,681	15.86	≥34,313	≥6.00	≥45,751	≥8.00
Common Equity Tier 1 capital (to risk-weighted assets)	90,681	15.86	≥25,735	≥4.50	≥37,173	≥6.50
Tier 1 capital (to average assets)	90,681	12.40	≥29,252	≥4.00	≥36,565	≥5.00